Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	49
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$405,368.97

Principal:
Principal Collections	$6,881,653.66
Prepayments in Full	$2,160,206.96
Liquidation Proceeds	$59,366.50
Recoveries	$77,198.95
Sub Total	$9,178,426.07
Collections	$9,583,795.04

Purchase Amounts:
Purchase Amounts Related to Principal	$243,307.34
Purchase Amounts Related to Interest	$1,419.41
Sub Total	$244,726.75

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,828,521.79

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	49
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,828,521.79
Servicing Fee	$89,187.92	$89,187.92	$0.00	$0.00	$9,739,333.87
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,739,333.87
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,739,333.87
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,739,333.87
Interest - Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$9,739,333.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,739,333.87
Interest - Class B Notes	$43,661.31	$43,661.31	$0.00	$0.00	$9,695,672.56
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,695,672.56
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$9,651,211.48
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,651,211.48
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$9,587,282.23
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,587,282.23
Regular Principal Payment	$9,161,603.60	$9,161,603.60	$0.00	$0.00	$425,678.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$425,678.63
Residual Released to Depositor	$0.00	$425,678.63	$0.00	$0.00	$0.00
Total		$9,828,521.79

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,161,603.60
Total					$9,161,603.60
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class B Notes	$9,161,603.60	$193.49	$43,661.31	$0.92	$9,205,264.91	$194.41
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$9,161,603.60	$5.69	$152,051.64	$0.09	$9,313,655.24	$5.78

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	49

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$0.00	0.0000000	$0.00	0.0000000
Class B Notes	$41,254,782.35	0.8712731	$32,093,178.75	0.6777862
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$104,394,782.35	0.0648399	$95,233,178.75	0.0591496

Pool Information
Weighted Average APR	4.731%	4.767%
Weighted Average Remaining Term	17.75	17.06
Number of Receivables Outstanding	16,157	15,524
Pool Balance	$107,025,509.42	$97,533,908.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$104,394,782.35	$95,233,178.75
Pool Factor	0.0652700	0.0594815

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$2,300,729.40
Targeted Overcollateralization Amount	$2,300,729.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$2,300,729.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	49
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$147,066.81
(Recoveries)		146	$77,198.95
Net Loss for Current Collection Period			$69,867.86
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7834%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.1048%
Second Preceding Collection Period			0.2882%
Preceding Collection Period			0.3965%
Current Collection Period			0.8197%
Four Month Average (Current and Preceding Three Collection Periods)			0.6523%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		6,252	$13,980,589.81
(Cumulative Recoveries)			$2,772,135.25
Cumulative Net Loss for All Collection Periods			$11,208,454.56
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6836%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,236.18
Average Net Loss for Receivables that have experienced a Realized Loss			$1,792.78

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.29%	365	$3,208,826.27
61-90 Days Delinquent	0.30%	28	$291,055.36
91-120 Days Delinquent	0.08%	8	$81,626.29
Over 120 Days Delinquent	1.12%	84	$1,087,650.71
Total Delinquent Receivables	4.79%	485	$4,669,158.63

Repossession Inventory:
Repossessed in the Current Collection Period		14	$180,029.63
Total Repossessed Inventory		21	$301,905.15

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8292%
Preceding Collection Period			0.8727%
Current Collection Period			0.7730%
Three Month Average			0.8250%

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	July 2016
Payment Date	8/15/2016
Transaction Month	49

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer